UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

Miller Income Fund

Class A  LMCJX

Class C  LCMNX

Class FI  LMCKX

Class I  LMCLX

Class IS  LMCMX

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Miller Income Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund's website (www.millervaluefunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-888-593-5110.

Table of contents

Miller Income Fund
Manager commentary	1
Fund at a glance	5
Fund expenses	6
Schedule of investments	8
Statement of assets and liabilities	12
Statement of operations	14
Statement of changes in net assets	15
Financial highlights	16
Notes to financial statements	21
Additional information	31
Privacy notice	32
Directory of funds' service providers	Back Cover

Miller Income Fund 2020 Semi-Annual Report

Miller Income Fund manager commentary (unaudited)

The Miller Income Fund — Class I lost 32.58% for the six month period ending March 31, 2020. The Fund returned 685 basis points above the ICE BofA Merrill Lynch US High Yield Master II Index for the fourth quarter of 2019 but experienced the worst quarter in its history in the first quarter of 2020. While the Fund had a drawdown almost as large between August 2014 and February 2016, the ferocity and compressed timeline of this drop were both unprecedented. As recently as the 20th of February, our I-shares (LMCLX) were ahead of their unmanaged benchmark for the quarter. Then, the world changed, with public health concerns taking precedence over everything else. In a matter of days, the US economy went from a state of solid expansion to one of the worst recessions in US history, with current unemployment levels likely eclipsing anything we have seen since the Great Depression. While we were focused on the virus and its potential health effects, we failed to predict the extent of economic and cultural pain that various institutions would self-inflict to preserve healthcare capacity and possibly save a subset of the population; we use the word "possibly" because there is no counterfactual, vaccine or cure so far.

We have always attempted to construct a procyclical, income-generating portfolio whose holdings should grow in value with an expanding economy and rising prices. Probabilistically speaking, growth and progress are the normal state of affairs. Unfortunately, a closed economy cannot grow, and prices are unlikely to rise when nobody is buying anything. Few assets, other than cash, have done well since the middle of February. Our holdings skew toward smaller companies trading at lower multiples, which is a group that has done particularly poorly. The Russell 2000 Value Index, which tracks the performance of 2,000 such companies, recorded its worst calendar quarter since its 1979 inception, declining 36.1% for the first quarter of 2020.

Despite the murky outlook, the market is likely to bottom before the epidemiological fact pattern does, because the market is a forward-looking discounting mechanism. As of this writing in mid-April, the S&P 500 has rallied almost 30% in just three weeks from its March low, which is a powerful signal that the COVID-19 fallout could be a short-lived phenomenon. The entire world is focused on solving this issue, and betting against human progress has historically been a bad bet, especially for long-term investors. It is probably not a coincidence that the rebound has occurred as talk of "reopening" the economy has increased.

Conversely, human decision-making caused the collapse, and it is not clear how people will react to future infection spikes. The only other periods in market history with this extent of ongoing volatility were the Great Depression and the Global Financial Crisis, which both witnessed market declines much larger than what we have seen so far. The longer we proceed in lockdown, the more the

Miller Income Fund 2020 Semi-Annual Report

Miller Income Fund manager commentary (unaudited) (cont'd)

economic damage grows and the harder it becomes to put Humpty Dumpty back together again. While the fiscal stimulus was a nice start, the probability is slim that public-sector employees working from home can efficiently get the money where it needs to go. The longer entities and people go without revenue, the harder it could be for them to meet their obligations, which compounds the administrative backlog and restructuring workload at a time when courts are working at limited capacity.

With such a unique backdrop, the important question now is, "What are the implications for portfolio positioning?" The short answer is that we are putting more of the portfolio into high-yield bonds. There are two reasons for this. First, "dividend" is becoming a dirty word in polite company. S&P dividend futures contracts are projecting a drop of over 20% for the market's dividend this year and another double-digit drop again next year. Dividend futures are also projecting that after next year, the market's dividends will begin to grow slightly in 2022 but not get back to this year's level until 2023, and at no point in the foreseeable future are they likely to return to last year's level. The futures would paint an even uglier picture if they focused on small-cap companies. This is problematic for a strategy whose primary goal is income. While management teams can suspend or eliminate dividends, they cannot reduce interest payments unless they plan on spending time in court.

In addition to mandatory interest payments, the other reason for owning debt over dividend-paying equities in this environment is valuation and future return probabilities. Today's pricing environment is not dissimilar to the one that gave rise to the strategy in 2008-09, as we believe investors can now get equity-like returns from many fixed-income securities. High-yield bonds trade at a similar spread over Treasuries as they did in early 2016, late 2011 and at times during the financial crisis, all of which turned out to be good entry points into the strategy. There are a handful of long-dated bonds trading at massive discounts to par which may provide not only big upside to pre-corona levels, but also may offer reasonable recoveries relative to current prices if we are wrong and the world gets worse before it gets better. There have also been a number of high-profile, first-lien senior secured offerings that we think provide compelling rates of return with limited downside probability. At the end of the first quarter of 2020, 47% of the portfolio was in bonds and preferred securities, and it's likely to be higher than that by the end of the second quarter of 2020.

As always, we continue to be the largest shareholders in the Fund and welcome any questions or thoughts.

Bill Miller, IV, CFA, CMT

Miller Income Fund 2020 Semi-Annual Report

The ICE BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment-grade, but not in default, U.S. dollar- denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P. Basis point is one hundredth of one percent. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Value Index measures the performance of Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth characteristics. An investor cannot invest directly in an index. Par or par value of a bond is the face value or the value at which the bond will be redeemed at maturity.

The views expressed are those of the portfolio managers as of the date indicated, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Discussions of individual securities are intended to inform shareholders as to the basis (in whole or in part) for previously made decisions by a portfolio manager to buy, sell or hold a security in a portfolio. References to specific securities are not intended and should not be relied upon as the basis for anyone to buy, sell or hold any security. Portfolio holdings and sector allocations may not be representative of the portfolio manager's current or future investment and are subject to change at any time. Please refer to the schedule of investments in this report for complete holdings information.

Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small and mid-cap investments. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Investments in MLP securities are subject to unique risks, including the risks of MLPs and the energy sector, including the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties,

Miller Income Fund 2020 Semi-Annual Report

Miller Income Fund manager commentary (unaudited) (cont'd)

which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default. As a non-diversified Fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund's losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Miller Value Funds are distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

Miller Income Fund 2020 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

Miller Income Fund 2020 Semi-Annual Report

Fund expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020

Actual Expenses

The table below titled "Based on total actual return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical Example for Comparison Purposes

The table below titled "Based on hypothetical actual return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Miller Income Fund 2020 Semi-Annual Report

Based on total actual return1

	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-32.65%	$1,000.00	$673.50	1.24%	$5.19
Class C	-32.87	1,000.00	671.30	1.98	8.27
Class FI	-32.64	1,000.00	673.60	1.22	5.10
Class I	-32.58	1,000.00	674.20	0.95	3.98
Class IS	-32.55	1,000.00	674.50	0.86	3.60

Based on hypothetical actual return1

	Hypothetical Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,020.55	1.24%	$6.26
Class C	5.00	1,000.00	1,020.55	1.98	9.97
Class FI	5.00	1,000.00	1,020.55	1.22	6.16
Class I	5.00	1,000.00	1,020.55	0.95	4.80
Class IS	5.00	1,000.00	1,020.55	0.86	4.34

1  For the six months ended March 31, 2020.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value or does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CSDC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Miller Income Fund 2020 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2020

Miller Income Fund

Security	Shares	Value
Common Stocks — 53.4%
Communication Service — 1.0%
Media — 1.0%
Gannett Co Inc.	890,400	$1,317,792
Total Communication Service
Consumer Discretionary — 7.5%
Hotels, Restaurants & Leisure — 3.4%
Cedar Fair LP	255,000	4,676,700
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A Shares	429,200	3,901,428
Chico's FAS Inc.	1,336,300	1,723,827
Total Specialty Retail		5,625,255
Total Consumer Discretionary		10,301,955
Consumer Staples — 3.4%
Tobacco — 3.4%
British American Tobacco PLC	133,300	4,568,119
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Energy Transfer LP	227,940	1,048,524
NGL Energy Partners LP	538,100	1,399,060
Total Oil, Gas & Consumable Fuels		2,447,584
Total Energy		2,447,584
Financials — 27.4%
Banks — 8.4%
Danske Bank A/S	596,200	6,773,098
Sberbank of Russia PJSC — ADR	494,500	4,648,300
Total Banks		11,421,398
Capital Markets — 16.8%
Apollo Global Management Inc., Class A Shares	307,600	10,304,600
BGC Partners Inc., Class A Shares	859,200	2,165,184
Carlyle Group Inc./The	349,900	7,575,335
Sculptor Capital Management Inc.	207,200	2,805,488
Total Capital Markets		22,850,607
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Annaly Capital Management Inc.	310,000	1,571,700
Two Harbors Investment Corp.	396,700	1,511,427
Total Mortgage Real Estate Investment Trusts (REITs)		3,083,127
Total Financials		37,355,132

Miller Income Fund 2020 Semi-Annual Report

Miller Income Fund

Security			Shares	Value
Industrials — 3.9%
Commercial Services & Supplies — 2.5%
Quad/Graphics Inc.			1,335,300	$3,364,956
Marine — 1.4%
Atlas Corp.			241,000	1,853,290
Total Industrials				5,218,246
Materials — 8.4%
Chemicals — 2.9%
Chemours Co/The			443,300	3,932,071
Metals & Mining — 5.5%
Alrosa PJSC			6,478,100	5,327,483
Eregli Demir ve Celik Fabrikalari TAS			1,879,100	2,133,904
Total Metals & Mining				7,461,387
Total Materials				11,393,458
Total Common Stocks (Cost — $111,800,027)				72,602,286
	Rate
Preferred Stocks — 0.9%
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Two Harbors Investment Corp. (effective 1/27/2025, 3M US LIBOR + 5.011%)(a), 1/27/2025(b)	7.250%		48,786	748,865
Two Harbors Investment Corp.	7.500%		26,850	425,036
Total Mortgage Real Estate Investment Trusts (REITs)				1,173,901
Total Preferred Stocks (Cost — $1,281,939)				1,173,901
		Maturity Date	Face Amount
Corporate Bonds & Notes — 44.0%
Communication Services — 7.5%
Diversified Telecommunication Services — 7.5%
CenturyLink Inc.	7.600%	9/15/39	$10,500,000	10,240,912
Consumer Discretionary — 7.2%
Specialty Retail — 7.2%
Bed Bath & Beyond Inc.	5.165%	8/1/44	12,859,000	5,191,511
GameStop Corp.(c)	6.750%	3/15/21	6,500,000	4,663,750
Total Specialty Retail				9,855,261
Total Consumer Discretionary				9,855,261

Miller Income Fund 2020 Semi-Annual Report

Schedule of investments (unaudited) (cont'd)

March 31, 2020

Miller Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
Alliance Resource Operating Partners LP(c)	7.500%	5/1/25	$9,100,000	$5,551,000
Chaparral Energy Inc.(c)	8.750%	7/15/23	9,000,000	634,500
Extraction Oil & Gas Inc.(c)	7.375%	5/15/24	2,000,000	372,490
NGL Energy Partners LP	7.500%	4/15/26	4,000,000	1,391,530
Ultra Resources Inc.(c)	7.125%	4/15/25	10,750,000	483,750
Total Oil, Gas & Consumable Fuels				8,433,270
Total Energy				8,433,270
Financials — 4.7%
Consumer Finance — 4.7%
Curo Group Holdings Corp.(c)	8.250%	9/1/25	8,980,000	6,397,981
Health Care — 4.5%
Pharmaceuticals — 4.5%
Endo Ltd., Senior Notes(c)	6.000%	7/15/23	8,431,000	6,170,227
Information Technology — 12.2%
IT Services — 3.4%
GTT Communications Inc.(c)	7.875%	12/31/24	7,000,000	4,567,500
Technology Hardware, Storage & Peripherals — 8.8%
Diebold Nixdorf Inc.	8.500%	4/15/24	18,117,000	11,934,664
Total Information Technology				16,502,164
Materials — 1.5%
Chemicals — 1.5%
Chemours Co/The	7.000%	5/15/25	2,500,000	2,096,887
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.1%
GEO Group Inc/The	5.125%	4/1/23	425,000	321,938
Total Corporate Bonds & Notes (Cost — $83,537,576)				60,018,640
Total Investments — 98.3% (Cost — $196,619,542)				133,794,827
Other Assets in Excess of Liabilities — 1.7%				2,267,041
Total Net Assets — 100.0%				$136,061,868

ADR — American Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

(a)  Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.

(b)  Callable at any dividend payment on or after date disclosed.

Miller Income Fund 2020 Semi-Annual Report

Miller Income Fund

(c)  Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost $196,619,542)	$133,794,827
Cash	318
Investment securities sold	1,772,646
Dividends and interest receivable	2,447,939
Receivable for fund shares sold	271,510
Prepaid expenses	63,026
Total Assets	138,350,266
Liabilities:
Payables:
Investment securities purchased	754,167
Payable for fund shares repurchased	265,568
Line of credit payable	993,000
Investment management fees payable	75,345
Service and/or distribution fees payable	77,306
Distribution payable	516
Interest payable	90
Accrued other expenses	122,406
Total Liabilities	2,288,398
Total Net Assets	$136,061,868
Net Assets:
Paid-in capital	$237,591,112
Total distributable earinings	(101,529,244)
Total Net Assets	$136,061,868

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Net Assets:
Class A	$20,947,581
Class C	$22,334,434
Class FI	$167,608
Class I	$57,866,018
Class IS	$34,746,227
Shares Outstanding:
Class A	4,216,311
Class C	4,497,861
Class FI	33,874
Class I	11,665,210
Class IS	7,007,614
Net Asset Value:
Class A (and redemption price)	$4.97
Class C *	$4.97
Class FI (and redemption price)	$4.95
Class I (and redemption price)	$4.96
Class IS (and redemption price)	$4.96
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$5.27

*  Redemption price per share of Class C shares is NAV reduced by 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends and distributions (Net of foreign tax of $50,918)	$3,982,292
Return of capital (Note 2(c))	(1,033,797)
Net Dividends and Distributions	2,948,495
Interest	4,725,782
Total Investment Income	7,674,277
Expenses:
Investment management fee (Note 3)	714,757
Distribution fees (Note 5)	223,920
Transfer agent expenses	70,678
Administration fees	64,450
Shareholder servicing fees (Note 5)	49,257
Registration fees	39,585
Custody fees	24,514
Shareholder reports	18,558
Legal fees	12,102
Audit and tax fees	8,749
Compliance fees	6,457
Trustees' fees	5,750
Insurance	2,074
Interest expense (Note 8)	1,449
Miscellaneous expenses	7,353
Total Expenses	1,249,653
Less: Fee waivers and/or expense reimbursement (Note 3)	(63,782)
Net Expenses	1,185,871
Net Investment Income	6,488,406
Realized and Unrealized Gain/(Loss) on Investments (Notes 2 and 7):
Net realized loss on investment transactions	(5,086,504)
Net Change in Unrealized appreciation/depreciation on:
Investment transactions	(68,615,790)
Foreign currency translation	4,129
Change in Net Unrealized Depreciation on Investments	(68,611,661)
Net Loss on Investments	(73,698,165)
Decrease in Net Assets from Operations	$(67,209,759)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019
Operations:
Net investment income	$6,488,406	$11,986,762
Net realized loss	(5,086,504)	(16,828,680)
Change in unrealized appreciation/depreciation	(68,611,661)	(6,620,896)
Decrease in Net Assets from Operations	(67,209,759)	(11,462,814)
Distributions to shareholders from (Note 5):
Net investment income	(8,049,990)	(11,838,763)
Return of Capital	—	(3,511,204)
Decrease in Net Assets from Distributions to Shareholders	(8,049,990)	(15,349,967)
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	31,332,846	64,859,561
Reinvestment of distributions	7,807,249	14,857,527
Cost of shares repurchased	(33,860,029)	(43,647,547)
Increase in Net Assets from Fund Share Transactions	5,280,066	36,069,541
Increase (Decrease) in Net Assets	(69,979,683)	9,256,760
Net Assets:
Beginning of period	206,041,551	196,784,791
End of period	$136,061,868	$206,041,551

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares[1]	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.74	$8.90	$8.58	$7.82	$7.74	$9.89
Income (loss) from operations:
Net investment income	0.24	0.48	0.50	0.53	0.53	0.53
Net realized and unrealized gain (loss)	(2.71)	(1.03)	0.47	0.86	0.22	(2.01)
Total income (loss) from operations	(2.47)	(0.55)	0.97	1.39	0.75	(1.48)
Less distributions from:
Net investment income	(0.30)	(0.48)	(0.53)	(0.53)	(0.52)	(0.53)
Return of capital	—	(0.13)	(0.12)	(0.10)	(0.15)	(0.14)
Total distributions:	(0.30)	(0.61)	(0.65)	(0.63)	(0.67)	(0.67)
Net asset value, end of period	$4.97	$7.74	$8.90	$8.58	$7.82	$7.74
Total return[2]	-32.65%	-5.76%	11.70%	18.42%	10.34%	-15.76%
Net assets, end of period (000s)	$20,948	$36,462	$37,749	$12,061	$9,460	$12,654
Ratios to average net assets:
Gross expenses	1.28%[7]	1.29%	1.29%	1.32%	1.32%	1.34%[3]
Net expenses[4,5]	1.24[6,7]	1.26[6]	1.25	1.25	1.22	1.19[3]
Net investment income	6.23[7]	6.10	5.67	6.40	7.14	5.60
Portfolio turnover rate	43%[8]	61%	37%	52%	53%	54%

*  For the six months ended March 31, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

4  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

5  Reflects fee waivers and/or expense reimbursements.

6  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 1.25%.

7  Annualized.

8  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.73	$8.88	$8.56	$7.81	$7.74	$9.89
Income (loss) from operations:
Net investment income	0.21	0.43	0.40	0.46	0.49	0.46
Net realized and unrealized gain (loss)	(2.70)	(1.02)	0.50	0.86	0.19	(2.01)
Total income (loss) from operations	(2.49)	(0.59)	0.90	1.32	0.68	(1.55)
Less distributions from:
Net investment income	(0.27)	(0.44)	(0.47)	(0.48)	(0.48)	(0.48)
Return of capital	—	(0.12)	(0.11)	(0.09)	(0.13)	(0.12)
Total distributions:	(0.27)	(0.56)	(0.58)	(0.57)	(0.61)	(0.60)
Net asset value, end of period	$4.97	$7.73	$8.88	$8.56	$7.81	$7.74
Total return[2]	-32.87%	-6.48%	11.00%	17.46%	9.45%	-16.38%
Net assets, end of period (000s)	$22,334	$38,463	$35,203	$26,612	$21,632	$16,967
Ratios to average net assets:
Gross expenses	2.03%[7]	2.04%	2.04%	2.06%	2.07%	2.11%[3]
Net expenses[4,5]	1.98[6,7]	2.01[6]	2.00	2.00	1.98	1.93[3]
Net investment income	5.50[7]	5.43	4.60	5.62	6.50	4.91
Portfolio turnover rate	43%[8]	61%	37%	52%	53%	54%

*  For the six months ended March 31, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

4  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 2.00% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

5  Reflects fee waivers and/or expense reimbursements.

6  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 2.00%.

7  Annualized.

8  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class FI Shares[1]	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.71	$8.86	$8.55	$7.80	$7.73	$9.88
Income (loss) from operations:
Net investment income	0.24	0.43	0.59	0.56	0.53	0.53
Net realized and unrealized gain (loss)	(2.70)	(0.98)	0.37	0.83	0.20	(2.02)
Total income (loss) from operations	(2.46)	(0.55)	0.96	1.39	0.73	(1.49)
Less distributions from:
Net investment income	(0.30)	(0.47)	(0.53)	(0.54)	(0.52)	(0.52)
Return of capital	—	(0.13)	(0.12)	(0.10)	(0.14)	(0.14)
Total distributions:	(0.30)	(0.60)	(0.65)	(0.64)	(0.66)	(0.66)
Net asset value, end of period	$4.95	$7.71	$8.86	$8.55	$7.80	$7.73
Total return[2]	-32.64%	-5.80%	11.66%	18.44%	10.20%	-15.84%
Net assets, end of period (000s)	$168	$209	$866	$40	$9	$9
Ratios to average net assets:
Gross expenses	1.23%[6]	1.26%[4]	1.36%	2.40%	4.88%	7.00%
Net expenses[3,4]	1.22[5,6]	1.26[5]	1.25	1.25	1.25	1.25
Net investment income	6.40[6]	5.41	6.58	6.76	7.13	5.57
Portfolio turnover rate	43%[7]	61%	37%	52%	53%	54%

*  For the six months ended March 31, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and expense reimbursements, or recapture of previous waivers.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 1.25%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class I Shares[1]	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.73	$8.89	$8.56	$7.81	$7.73	$9.88
Income (loss) from operations:
Net investment income	0.25	0.51	0.51	0.56	0.55	0.56
Net realized and unrealized gain (loss)	(2.71)	(1.03)	0.49	0.85	0.22	(2.02)
Total income (loss) from operations	(2.46)	(0.52)	1.00	1.41	0.77	(1.46)
Less distributions from:
Net investment income	(0.31)	(0.50)	(0.54)	(0.55)	(0.54)	(0.54)
Return of capital	—	(0.14)	(0.13)	(0.11)	(0.15)	(0.15)
Total distributions:	(0.31)	(0.64)	(0.67)	(0.66)	(0.69)	(0.69)
Net asset value, end of period	$4.96	$7.73	$8.89	$8.56	$7.81	$7.73
Total return[2]	-32.58%	-5.48%	12.12%	18.66%	10.52%	-15.53%
Net assets, end of period (000s)	$57,866	$79,411	$68,138	$38,574	$20,933	$21,522
Ratios to average net assets:
Gross expenses	1.01%[7]	1.03%	1.04%	1.08%	1.07%	1.13%[3]
Net expenses[4,5]	0.95[6,7]	0.96[6]	0.95	0.95	0.95	0.91[3]
Net investment income	6.60[7]	6.47	5.78	6.76	7.42	5.92
Portfolio turnover rate	43%[8]	61%	37%	52%	53%	54%

*  For the six months ended March 31, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

4  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Separately, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95% for Class I. See Note 3.

5  Reflects fee waivers and/or expense reimbursements.

6  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 0.95%.

7  Annualized.

8  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.73	$8.88	$8.56	$7.80	$7.72	$9.88
Income (loss) from operations:
Net investment income	0.26	0.51	0.50	0.56	0.56	0.56
Net realized and unrealized gain (loss)	(2.72)	(1.01)	0.50	0.87	0.21	(2.02)
Total income (loss) from operations	(2.46)	(0.50)	1.00	1.43	0.77	(1.46)
Less distributions from:
Net investment income	(0.31)	(0.51)	(0.55)	(0.56)	(0.54)	(0.55)
Return of capital	—	(0.14)	(0.13)	(0.11)	(0.15)	(0.15)
Total distributions:	(0.31)	(0.65)	(0.68)	(0.67)	(0.69)	(0.70)
Net asset value, end of period	$4.96	$7.73	$8.88	$8.56	$7.80	$7.72
Total return[2]	-32.55%	-5.38%	12.21%	18.91%	10.78%	-15.58%
Net assets, end of period (000s)	$34,746	$51,497	$54,829	$48,985	$41,248	$37,475
Ratios to average net assets:
Gross expenses	0.96%[7]	0.97%	0.98%	1.01%	0.96%	1.00%[3]
Net expenses[4,5]	0.86[6,7]	0.86[6]	0.85	0.85	0.85	0.85[3]
Net investment income	6.64[7]	6.49	5.69	6.78	7.52	5.97
Portfolio turnover rate	43%[8]	61%	37%	52%	53%	54%

*  For the six months ended March 31, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

4  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 0.85% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

5  Reflects fee waivers and/or expense reimbursements.

6  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 0.85%.

7  Annualized.

8  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1.Organization

Miller Income Fund (the "Fund") is a separate non-diversified investment series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to provide a high level on income while maintaining the potential for growth.

2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments†
Common Stocks	$72,602,286	—	—	$72,602,286
Preferred Stocks	1,173,901	—	—	1,173,901
Corporate Bonds & Notes	—	$60,018,640	—	60,018,640
Total Investments	$73,776,187	$60,018,640	—	$133,794,827

†  See Schedule of Investments for additional detailed categorizations.

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds' investments, impair the Funds' ability to satisfy redemption requests, and negatively impact the Funds' performance.

(b) Business development companies. The Fund may invest in securities of closed- end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Miller Income Fund 2020 Semi-Annual Report

(c) Return of capital estimates. Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of income and return of capital. Distributions received from the Fund's investments in Real Estate Investment Trusts ("REITs") generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions are declared and paid on a quarterly basis. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of March 31, 2020, open tax years for the Fund include the tax years ended September 30, 2017, September 30, 2018 and September 30, 2019.

3. Investment management agreement and other transactions with affiliates

The Trust has an agreement to with the Adviser to furnish investment advisory services to the Fund. Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

Effective January 31, 2020, the Adviser has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2021, so that such annual operating expenses will not exceed 0.89%. Separately, with respect to Class I only, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95%. These

Miller Income Fund 2020 Semi-Annual Report

arrangements cannot be terminated prior to February 1, 2021 without the Board of Trustees' consent.

Prior to January 31, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below. The Predecessor Fund had the same expense limitations.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the period ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $63,782.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class's total annual operating expenses have fallen to a level below the expense limitation ("expense cap") in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class's total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Adviser and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2020	$7,790	$13,771	$263	$34,528	$55,686
Expires September 30, 2021	8,343	13,168	318	45,391	65,670
Expires September 30, 2022	12,875	13,061	—	49,757	56,922
Expires March 31, 2023	6,980	7,987	17	24,831	23,967
Total	$35,988	$47,987	$598	$154,507	$202,245

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), serves as the Fund's distributor and principal underwriter. For the period ended March 31, 2020, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$64,450
Transfer agent	$70,678
Custody	$24,514
Compliance	$6,457

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

At March 31, 2020, the Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$32,696
Transfer agent	$37,944
Custody	$7,625
Compliance	$2,325

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $5,750 for their services and reimbursement of travel expenses during the period ended March 31, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

For the period ended March 31, 2020, Quasar did not retain any sales charges for the Fund's Class A shares, and CDSCs for Class A and C shares were $1,937 and $4,006, respectively.

4. Investments

During the period ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$86,612,201
Sales	83,021,122

5. Class specific expenses and distributions

The Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.

Miller Income Fund 2020 Semi-Annual Report

The Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.

For the period ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Servicing Fees
Class A	$42,454	$13,005
Class C	181,203	12,768
Class FI	263	24
Class I	—	23,460
Total	$223,920	$49,257

Distributions by class for the period ended March 31, 2020, and year ended September 30, 2019 were as follows:

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$1,304,152	$2,278,863
Class C	1,223,996	2,025,284
Class FI	8,436	11,318
Class I	3,397,182	4,337,278
Class IS	2,116,224	3,186,020
Total	$8,049,990	$11,838,763
Return of Capital
Class A	$—	$624,749
Class C	—	578,334
Class FI	—	3,527
Class I	—	1,395,047
Class IS	—	909,547
Total	$—	$3,511,204

6. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	472,703	$3,770,047	1,487,189	$11,738,179
Shares issued on reinvestment	203,290	1,276,330	351,141	2,659,076
Shares repurchased	(1,172,159)	(9,104,967)	(1,368,765)	(10,647,589)
Net increase (decrease)	(496,166)	$(4,058,590)	469,564	$3,749,666
Class C
Shares sold	421,003	$3,171,855	1,933,577	$15,367,721
Shares issued on reinvestment	192,727	1,199,790	338,197	2,560,742
Shares repurchased	(1,093,826)	(8,106,411)	(1,255,974)	(9,803,782)
Net increase (decrease)	(480,096)	$(3,734,766)	1,015,800	$8,124,681
Class FI
Shares sold	13,650	$112,273	11,609	$91,856
Shares issued on reinvestment	1,149	6,759	1,733	13,070
Shares repurchased	(8,094)	(59,479)	(83,858)	(685,608)
Net increase (decrease)	6,705	$59,553	(70,516)	$(580,682)
Class I
Shares sold	3,133,928	$24,278,671	4,758,963	$37,661,805
Shares issued on reinvestment	523,590	3,208,146	729,931	5,529,072
Shares repurchased	(2,268,522)	(16,589,172)	(2,880,457)	(22,178,242)
Net increase	1,388,996	$10,897,645	2,608,437	$21,012,635
Class IS
Shares issued on reinvestment	341,454	$2,116,224	541,643	$4,095,567
Shares repurchased	—	—	(46,686)	(332,326)
Net increase	341,454	$2,116,224	494,957	$3,763,241
Total increase	760,893	$5,280,066	4,518,242	$36,069,541

7. Income tax information

At September 30, 2019, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of investments	$198,557,281
Gross unrealized appreciation	$23,551,793
Gross unrealized depreciation	(18,208,494)
Net unrealized appreciation	$5,343,299
Capital loss carryforwards	(30,675,269)
Late year losses	(11,039)
Other book/tax temporary differences(a)	(926,486)
Total accumulated losses	$(26,269,495)

(a)  Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses and passive activity losses from partnerships.

Miller Income Fund 2020 Semi-Annual Report

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, the following reclassifications have been made:

	Accumulated Net Realized Loss	Paid-in Capital
(a)	$(583,990)	$583,990

(a)  Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.

At September 30, 2019, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
Short-Term	Long-Term	Total
$13,440,265	$17,235,004	$30,675,269

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2019, the Fund had $11,039 of late-year losses.

8. Line of Credit

The Fund has access to a $10 million unsecured line of credit through an agreement with US Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per

Miller Income Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2020 was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	1,565,000
Average daily loan outstanding	593,263
Interest expense	1,449
Loan outstanding as of March 31, 2020	993,000
Average interest rate	4.70%

9. Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

10. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Fund has adopted the provisions of ASU 2017-08 and has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Miller Income Fund 2020 Semi-Annual Report

Additional information (unaudited)

March 31, 2020

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Miller Income Fund 2020 Semi-Annual Report

Privacy notice

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Miller Income Fund 2020 Semi-Annual Report

Investment Adviser

Miller Value Partners, LLC
One South Street
Suite 2550
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Miller Value Funds

888.593.5110
millervaluefunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 8, 2020

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	June 8, 2020